Income Taxes (Details 1)	8 Months Ended
Dec. 31, 2015 USD ($)
Federal
Current	$ 0
Deferred	(371,295)
State and local
Current	0
Deferred	(125,585)
Change in valuation allowance	496,880
Income tax provision (benefit)	$ 0